NOTES PAYABLE (Details)										1 Months Ended						3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2015 USD ($)	Jul. 11, 2015 USD ($)	Jun. 29, 2015 USD ($)	Jun. 11, 2015 USD ($)	May. 06, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 11, 2014 USD ($)	Feb. 28, 2014 USD ($)	Feb. 03, 2014 USD ($)	Aug. 11, 2015 USD ($)	May. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Nov. 30, 2013 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014	Aug. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Increase (Decrease), Net																					$ 526,315		$ 0
Proceeds from Insurance Settlement, Investing Activities																$ 11,254		$ 15,844
Amortization of Debt Discount (Premium)																					2,666	$ 0	0	$ 0
Repayments of Notes Payable																					563,118	123,619	180,229	300,455
Interest Paid																					188,311	36,901	62,683	17,860
Proceeds from Other Debt																					0	0	475,000	0
Proceeds from Notes Payable																					607,001	$ 760,000	285,000	570,621
Proceeds from Sale of Property, Plant, and Equipment																								107,800
Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount				$ 50,000							$ 607,500					$ 33,319
Debt Instrument, Term											36 months					11 months
Debt Instrument, Interest Rate, Stated Percentage				7.00%			15.00%				50.00%					7.50%
Debt Instrument, Periodic Payment							$ 7,027.99
Debt Instrument, Frequency of Periodic Payment							eight monthly principal and interest payments				requires a specific repayment amount be made by the Company every six months, commencing six months after the note is issued
Debt Instrument, Payment Terms				due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market							The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.
Debt Issuance Cost																					10,166
Number of Notes Payable											8
Debt Instrument, Unamortized Discount						$ 37,933					$ 202,500						$ 37,933						37,933
Debt Instrument, Maturity Date							Apr. 11, 2015
Debt Instrument, Periodic Payment, Interest							$ 750
Proceeds from Other Debt											405,000
Proceeds from Notes Payable							$ 60,000
Repayments of Other Debt																							30,375
Chief Executive Officer [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Term								60 days
Repayments of Notes Payable																								120,000
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Notes Payable						7,500											7,500						7,500
Debt Instrument, Face Amount								$ 25,000				$ 25,000												60,000			$ 120,000
Debt Instrument, Interest Rate, Stated Percentage								3.00%				3.00%															3.00%
Debt Instrument, Maturity Date								Apr. 01, 2015
Repayments of Notes Payable																	17,500
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																								$ 60,000		$ 40,000	$ 120,534
Debt Instrument, Interest Rate, Stated Percentage																										3.00%	3.00%
Debt Instrument, Maturity Date																								Mar. 14, 2014
Immediate Family Member of Management or Principal Owner [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount													$ 60,000
Debt Instrument, Interest Rate, Stated Percentage													3.00%
Repayments of Notes Payable																								$ 60,000
Immediate Family Member of Management or Principal Owner [Member] | Convertible Notes Payable [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount													$ 60,000
Debt Instrument, Interest Rate, Stated Percentage													3.00%
Debt Instrument, Maturity Date													Mar. 31, 2014
Automobiles [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																								$ 51,880
Debt Instrument, Interest Rate, Stated Percentage																								6.50%
Debt Instrument, Payment Terms																								five
Vehicles [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																								$ 69,294
Vehicles [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount																								$ 11,195
Debt Instrument, Interest Rate, Stated Percentage																								6.50%
Debt Instrument, Payment Terms																								five
Technology Equipment [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount														$ 50,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage														9.90%											12.90%
Debt Instrument, Maturity Date														Mar. 31, 2014	Jul. 15, 2015
Repayments of Notes Payable																							48,646
Debt Instrument, Increase (Decrease), Other, Net															$ 200,000
Extinguishment of Debt, Amount															$ 50,000
Interest Paid																			$ 2,807
Equipment [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount													$ 313,477
Debt Instrument, Interest Rate, Stated Percentage													16.00%
Number of Notes Payable													2
Interest Paid																	26,526		$ 23,646
Debt Instrument, Maturity Date, Description													May 2014						November 2014
Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Notes Payable						1,139,046											1,139,046				1,210,419		1,139,046
Debt Instrument, Increase (Decrease), Net																					71,373
Notes Payable to Banks [Member]
NOTES PAYABLE (Details) [Line Items]
Notes Payable						84,406											84,406				259,551		84,406
Notes Payable to Banks [Member] | Vehicles [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount						$ 49,503											$ 49,503						$ 49,503
Debt Instrument, Term																							5 years
Debt Instrument, Interest Rate, Stated Percentage						4.00%											4.00%						4.00%
Number of Automobiles Financed																							3
Debt Issued May 6, 2015 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount					$ 300,000
Debt Instrument, Interest Rate, Stated Percentage					35.00%
Debt Instrument, Fee Amount					$ 999
Debt Instrument, Payment Terms					early payment options: 1-30 days - $360,000, 31-60 days - $366,000, 61-90 days - $375,000 and 91+ days - $405,000
Repayments of Short-term Debt										$ 245,000										$ 39,375
Debt Issued May 6, 2015 [Member] | Debt Instrument, Frequency of Payment, Trance One [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Payment, Term					20 days
Debt Instrument, Periodic Payment					$ 2,000
Debt Instrument, Frequency of Periodic Payment					daily
Debt Issued May 6, 2015 [Member] | Debt Instrument, Frequency of Payment, Tranche Two [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Payment, Term					100 days
Debt Instrument, Periodic Payment					$ 3,650
Debt Instrument, Frequency of Periodic Payment					daily
Debt Issued June 29, 2015 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount			$ 50,000
Debt Instrument, Term			4 months
Debt Instrument, Interest Rate, Stated Percentage			40.00%
Debt Instrument, Frequency of Payment, Term			88 days
Debt Instrument, Periodic Payment			$ 795
Debt Instrument, Fee Amount			$ 1,000
Debt Instrument, Payment Terms			early payment options: 1-30 days - $59,950 and 31+ days - $69,950
Repayments of Short-term Debt										$ 42,718										$ 568
Debt Issued May 2014 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount											$ 607,500
Debt Instrument, Term											36 months
Debt Instrument, Interest Rate, Stated Percentage											50.00%
Debt Instrument, Frequency of Periodic Payment											requires a specific repayment amount be made by the Company every six months, commencing six months after the date the note was issued
Debt Instrument, Payment Terms											The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.
Number of Notes Payable											8
Proceeds from Short-term Debt											$ 405,000
Debt Instrument, Unamortized Discount											$ 202,500
Amortization of Debt Discount (Premium)																					50,634
Debt Issued July 2014 [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount		$ 60,000
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Repayments of Short-term Debt																					30,745
Debt Instrument, Maturity Date		Apr. 11, 2015
Debt Issued July 2014 [Member] | Automobiles [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																					563,118
Debt Issued July 2014 [Member] | Debt Instrument, Frequency of Payment, Trance One [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Periodic Payment		monthly
Debt Instrument, Periodic Payment, Interest		$ 750
Debt Issued July 2014 [Member] | Debt Instrument, Frequency of Payment, Tranche Two [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Frequency of Payment, Term		8 months
Debt Instrument, Periodic Payment		$ 7,028
Debt Instrument, Frequency of Periodic Payment		monthly
Third Party Financier [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	38.00%
Debt Instrument, Frequency of Periodic Payment	six
Debt Instrument, Fee Amount	$ 999
Debt Instrument, Payment Terms	early payment options: 1-30 days - $246,000, 31-60 days - $250,000, 61-90 days - $256,000 and 91+ days - $276,000
Repayments of Short-term Debt																					24,320
Third Party Financier [Member] | Notes Payable, Other Payables [Member] | Debt Instrument, Frequency of Payment, Trance One [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Term	120 days
Debt Instrument, Periodic Payment	$ 2,300
Debt Instrument, Frequency of Periodic Payment	daily
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount						$ 40,300		$ 27,963				$ 27,963					$ 40,300						$ 40,300
Debt Instrument, Term						11 months						11 months
Debt Instrument, Interest Rate, Stated Percentage						7.50%		7.50%				7.50%					7.50%						7.50%
Number of Notes Payable																							2
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Notes Payable						$ 40,300											$ 40,300				$ 14,748		$ 40,300	$ 34,069
Debt Instrument, Interest Rate, Stated Percentage																								7.50%
Debt Instrument, Periodic Payment																								$ 3,093
Debt Instrument, Maturity Date, Description																								Nov. 2014
Insurance Policies and Automobile Loans [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																								$ 51,161
Insurance Policies and Automobile Loans [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) [Line Items]
Repayments of Notes Payable																							$ 131,582
Loan from City of Pharr, Texas [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount									$ 475,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Debt Instrument, Description									The loan principal amount is expected to be due in full on the earlier to occur of the 18 month anniversary of the loan or the receipt by the Company of $2.0 million in proceeds from an EB-5 visa funding arrangement the Company is pursuing. The loan is expected to be secured by a first priority security interest in the Company’s accounts receivable. The city is expected to also receive a modest percentage of the Company’s revenue, payable quarterly, with respect to contracts for the Company’s products and services with customers located in a specified territory in the southern portion of Texas, for a specified period of time.